2a. PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost		$ 385,088	$ 289,031
Accumulated depreciation		(300,809)	(288,886)
Furniture and office equipment, net	$ 70,185	$ 84,279	$ 145